Shareholder Report, Line Graph (Details) 199074_Shenkman Capital Floating Rate High Income Fund_Class F_TSR Annual {Class F} - USD ($)										12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Mar. 01, 2017	Sep. 30, 2025
Class F
Account Value [Line Items]
Line Graph and Table Measure Name										Class F
Accumulated Value	$ 13,850	$ 12,733	$ 11,395	$ 11,779	$ 11,066	$ 10,953	$ 10,665	$ 10,146	$ 10,000	$ 14,752
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,391	10,210	10,144	11,879	11,986	11,203	10,158	10,283	10,000	$ 11,719
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar LSTA US Leveraged Loan TR USD
Accumulated Value	14,603	13,324	11,786	12,099	11,161	11,044	10,712	10,183	10,000	$ 15,625
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Morningstar LSTA US B- Ratings and Above Loan TR USD
Accumulated Value	$ 14,614	$ 13,324	$ 11,767	$ 12,017	$ 11,215	$ 11,069	$ 10,682	$ 10,185	$ 10,000	$ 15,670